Schedule of Warrant Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable, beginning balance	179,149	177,347	3,588,870
Warrants issued		1,802
Warrants canceled in reorganization			(3,588,870)
Outstanding and exercisable, ending balance	179,149	179,149	177,347	3,588,870
Outstanding and exercisable, Weighted average exercise price		$ 0.013	$ 0.013
Warrants issued in conjunction with Series D financing		$ 0.013
Warrants cancelled in reorganization			0.013
Outstanding and exercisable, Weighted average exercise price			$ 0.013	$ 0.013
Outstanding and exercisable, weighted average remaining life		8 years 7 months 28 days	9 years 6 months 18 days	9 years 8 months 12 days
Outstanding and exercisable, aggregate intrinsic value		$ 892	$ 2,223
Series D Warrants Series D Preferred Shares [Member] | Period One [Member]
Class of Warrant or Right [Line Items]
Warrants issued			152,821
Warrants issued in conjunction with Series D financing			$ 0.013
Series D Warrants Series D Preferred Shares [Member] | Period Two [Member]
Class of Warrant or Right [Line Items]
Warrants issued			24,526
Warrants issued in conjunction with Series D financing			$ 0.013
Series AB Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued	16,000,000
Warrants exercised	(5,620,600)
Outstanding and exercisable, ending balance	10,379,400
Warrants issued in conjunction with Series D financing	$ 1.25
Warrants exercised, Weighted average exercise price	1.25
Outstanding and exercisable, Weighted average exercise price	$ 1.25
Outstanding and exercisable, weighted average remaining life	9 months 29 days